Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information Related to Leases (Details)	3 Months Ended
Mar. 31, 2019 USD ($)
Accounting Policies [Abstract]
Cash used in operating activities, Operating leases	$ 4,853
ROU assets recognized in exchange for lease obligations, Operating leases	$ 1,257,751